Tamarack Mid Cap Growth Fund Tamarack Enterprise Fund Tamarack Small Cap Core Fund Tamarack Microcap Value Fund Access Capital Community Investment Fund

Supplement dated October 13, 2009 to the Statement of Additional Information for the Equity and Fixed Income Funds dated January 28, 2009 (as supplemented March 16, 2009, March 23, 2009, March 24, 2009, May 13, 2009, May 18, 2009, June 16, 2009, and July 1, 2009).

This Supplement provides new and additional information beyond that included in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Executive Officer- Chief Investment Officer, Equity Products

Gordon Telfer has replaced Nancy Scinto as Chief Investment Officer, Equity Products. References in the SAI to Nancy Scinto are deleted and the information for Mr. Telfer in the “Executive Officers” table on page 26 of the SAI is replaced with the following:

Gordon Telfer (43)	Chief Investment Officer, Equity Products since October 2009, Portfolio Strategist from March 2004 to October 2009	Director of Equities – U.S. (June 2009-present); Head
of Growth Equities, Voyageur Asset Management
(2008-2009); Senior Portfolio Manager, Voyageur
Asset Management (2004-2008), Managing Director,
Voyageur Asset Management (2007-present); Vice
President, Voyageur Asset Management (2004-2007).

Portfolio Manager- Microcap Value Fund

Lance James, previously Team Portfolio Manager of the Microcap Value Fund, is serving as the Lead Portfolio manager of the Microcap Value Fund. The following replaces the information for the Microcap Value Fund under the caption “Other Accounts Managed” on page 41 of the SAI. This information is provided as of June 30, 2009.

Name of Fund	Portfolio Manager(s)	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Microcap Value Fund	Lance James	R – 2	R – $164,000,000	R – 0	R – $0
		P – 0	P – $0	P – 0	P – $0
		S – 13	S – $132,739,880	S – 0	S – $0

TAM EQ & FI SAI - SUPP 10/13/2009

Portfolio Managers- Mid Cap Growth Fund

Kenneth A. Tyszko is serving as Lead Portfolio Manager and Forbes Watson is serving as Co-Manager for the Mid Cap Growth Fund. The following replaces the information for the Mid Cap Growth Fund under the caption “Other Accounts Managed” on page 41 of the SAI. This information is provided as of June 30, 2009.

Name of Fund	Portfolio Manager(s)	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Mid Cap Growth Fund	Kenneth A. Tyszko	R – 0	R – $0	R – 0	R – $0
		P – 1	P – $11,097,825	P – 0	P – $0
		S – 21	S – $651,560,200	S – 0	S – $0
Mid Cap Growth Fund	Forbes Watson	R – 0	R – $0	R – 0	R – $0
		P – 1	P – $11,097,825	P – 0	P – $0
		S – 21	S – $651,560,200	S – 0	S – $0

The following replaces the information for the Mid Cap Growth Fund under the caption “PORTFOLIO MANAGERS HOLDINGS” on page 43 of the SAI. This information is provided as of October 9, 2009.

Dollar Range of Fund Shares Beneficially Owned
Mid Cap Growth Fund
Kenneth A. Tyszko	$10,001 - $50,000
Forbes Watson	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TAM EQ & FI SAI - SUPP 10/13/2009